Securities purchased (sold) under resale (repurchase) agreements - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities purchased sold under resale repurchase agreements [Abstract]
Securities purchased under agreements to resell presented as cash equivalents	R$ 3,518,460	R$ 2,885,843	R$ 2,760,296
Securities sold under repurchase agreements, interest rate	14.41%	11.85%